Revenue, government financing for research expenditures and sales	6 Months Ended
Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue, government financing for research expenditures and sales	Revenue, government financing for research expenditures and salesRevenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca and Sanofi :

(in thousands of euro)	June 30, 2022	June 30, 2021

Proceeds from collaboration and licensing agreements	41,919	7,095
of which monalizumab agreement (AstraZeneca)	16,440	6,095
of which IPH5201 agreement (AstraZeneca)	4,826	—
of which preclinical molecules agreement (AstraZeneca)	17,400	—
of which Sanofi agreement	3,000	1,000
of which other agreements	252	—
Invoicing of R&D costs (IPH5201 and advoralimab agreements)	(21)	1,209
Exchange gains or losses on collaboration agreement	(627)	—
Revenue from collaboration and licensing agreements	41,271	8,304

a) Revenue recognition related to monalizumab AZ agreements and amendments
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2020	26,572
Revenue for the six months ended June 30, 2021	(6,095)
Transfer from / (to) collaboration liabilities	188
As of June 30, 2021	20,665

As of December 31, 2021	20,159
Increase in deffered revenu resulting from the $50m milestone relating to the dosage of the first patent in the Phase 3 trial PACIFIC-9	47,687
Revenue for the six months ended June 30, 2022	(16,440)
Transfer from / (to) collaboration liabilities	(34,094)
As of June 30, 2022	17,312
(1) The increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and June 30, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of €34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2020	46,686
Revenue for the six months ended Additions	1,501
Deductions	(2,253)
As of June 30, 2021	45,934

As of December 31, 2021	40,415
Revenue for the six months ended Additions (1)	38,568
Deductions	(5,862)
As of June 30, 2022	73,121
(1) The increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and June 30, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €3.7 million increase in the collaboration commitments in connection with exchange rate fluctuations over the period.

b) Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
Revenue related to IPH5201 for the six months ended June 30, 2022 is €4,826 thousand and results from the entire recognition in revenue of the $5.0 million milestone payment received from AstraZeneca following the signature on June 1, 2022 of an amendment to the initial contract signed in October 2018. This amendment sets the terms of the collaboration following AstraZeneca’s decision to advance IPH5201 to a Phase 2 study. The Company will conduct the study. Both parties will share the external cost related to the study and incurred by the Company and AstraZeneca will provide products necessary to conduct the clinical trial.
c) Revenue related to collaboration and option agreement related to four to-be-agreed upon molecules (preclinical molecules)

Change in deferred revenue relating to the 2018 future programs option agreement

(in thousands of euro)	Total
As of December 31, 2021	17,400
Augmentation	—
Deductions	(17,400)
As of June 30, 2022	—
During the period, the Company received from AstraZeneca a notice that it will not exercise its option to license the four preclinical programs covered in the "Future Programs Option Agreement". Consequently, the entire initial payment of €17,400 thousand was recognized as revenue as of June 30, 2022.

d) Revenue related to IPH6401 - Sanofi

Revenue related to IPH6401 under the collaboration and license agreement signed with Sanofi is €3,000 thousand for the six months ended June 30, 2022, as compared to a revenue of €1,000 thousand as of June 30, 2021. During the period, the Company announced the decision taken by Sanofi to advance IPH6401/SAR’514 towards regulatory preclinical studies aimed at studying an investigational new drug. This selection triggered a €3.0 million milestone payment from Sanofi to the Company fully recognized in revenue as of June 30, 2022. This amount was received by the Company on September 9, 2022.
e) Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2021	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2022
Monalizumab	20,159	(16,440)	47,687	(34,094)	17,310
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(235)	—	—	117
Total	37,912	(34,075)	47,687	(34,094)	17,427

(in thousands of euro)	As of December 31, 2020	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2021
Monalizumab	26,572	(6,095)	—	188	20,665
IPH5201	—	—	—	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	43,973	(6,095)	—	188	38,066
Government financing for research expenditures
The Company receives grants from the European Commission, French government and state organizations in several different forms:
•Research Tax Credits; and
• Investment and operating grants.
As of June 30, 2022 and 2021, an estimate of the research tax credit amount for the first half period is calculated on the basis of eligible expenses over the period. Since January 1, 2022, public subcontracting expenses are no longer taken into account for twice their amount in the CIR calculation.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2022	June 30, 2021

Research tax credit	4,270	4,933
Grant	49	1,435
Government financing for research expenditures	4,319	6,368
As a reminder, as of June 30, 2021, the total amount of grants recognized in the income statement includes an amount of €1,360 thousand representing the first tranche related to the BPI financing contract signed in August 2020 as part of the program set up by the French government to help develop a therapeutic solution with a preventive or curative aim against COVID-19.